Focus Morningstar Utilities Index ETF (Prospectus Summary): | Focus Morningstar Utilities Index ETF
Focus Morningstar Utilities Index ETF

FocusShares Trust

(the “Trust”)

Supplement dated August 9, 2011

to the Prospectus dated March 21, 2011

(the “Prospectus”)

Focus Morningstar US Market Index ETF

Focus Morningstar Large Cap Index ETF

Focus Morningstar Mid Cap Index ETF

Focus Morningstar Small Cap Index ETF

Focus Morningstar Basic Materials Index ETF

Focus Morningstar Communication Services Index ETF

Focus Morningstar Consumer Cyclical Index ETF

Focus Morningstar Consumer Defensive Index ETF

Focus Morningstar Energy Index ETF

Focus Morningstar Financial Services Index ETF

Focus Morningstar Health Care Index ETF

Focus Morningstar Industrials Index ETF

Focus Morningstar Real Estate Index ETF

Focus Morningstar Technology Index ETF

Focus Morningstar Utilities Index ETF

(each, a “Fund” and, collectively, the “Funds”)

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 43 of the Prospectus are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Focus Morningstar Utilities Index ETF
Management Fees		0.19%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.07%
Total Annual Fund Operating Expenses	[1]	0.26%
Fee Waiver and/or Expense Reimbursement	[2]	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.19%
[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1949% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Focus Morningstar Utilities Index ETF (USD $)	Focus Morningstar Utilities Index ETF
Expense Example, With Redemption, 1 Year	20
Expense Example, With Redemption, 3 Years	78